Unearned Revenue/Accrued Revenue, Detail (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Unearned Revenue
Cash received in advance of service provided – Current liability	$ 1,826	$ 4,925
Deferred revenue resulting from varying charter rates – Current liability	1,214	484
Deferred revenue resulting from varying charter rates – Non-Current liability	648	253
Total Unearned Revenue	3,688	5,662
Accrued Revenue
Resulting from varying charter rates – Current asset	158	475
Resulting from varying charter rates – Non-Current asset	455	614
Total Accrued Revenue	$ 613	$ 1,089